Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name		dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key		dei_EntityCentralIndexKey	0000908695
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	usaa
Document Creation Date		dei_DocumentCreationDate	Jul. 26, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 07, 2015
Prospectus Date		rr_ProspectusDate	Aug. 07, 2015
USAA World Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA World Growth Fund
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA World Growth Fund (the Fund) seeks capital appreciation.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares and Adviser Shares are based on expenses incurred during the Fund’s most recently completed fiscal year while the annual fund operating expenses for the Institutional Shares are based on estimated expenses for the current fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares is not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks including rights and warrants.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial, market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Head		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	7.73%
Annual Return 2006		rr_AnnualReturn2006	23.96%
Annual Return 2007		rr_AnnualReturn2007	9.32%
Annual Return 2008		rr_AnnualReturn2008	(34.00%)
Annual Return 2009		rr_AnnualReturn2009	31.36%
Annual Return 2010		rr_AnnualReturn2010	12.19%
Annual Return 2011		rr_AnnualReturn2011	(4.35%)
Annual Return 2012		rr_AnnualReturn2012	23.41%
Annual Return 2013		rr_AnnualReturn2013	27.74%
Annual Return 2014		rr_AnnualReturn2014	3.71%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN 2.78% (6/30/15)
BEST QUARTER*	WORST QUARTER*
19.17% 2nd Qtr. 2009	-18.21% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.78%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.17%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.21%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
USAA World Growth Fund | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.17%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,420
USAA World Growth Fund | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.71%
5 Years		rr_AverageAnnualReturnYear05	11.90%
10 Years		rr_AverageAnnualReturnYear10	8.30%
USAA World Growth Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.15%
5 Years		rr_AverageAnnualReturnYear05	11.59%
10 Years		rr_AverageAnnualReturnYear10	7.71%
USAA World Growth Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.68%
5 Years		rr_AverageAnnualReturnYear05	9.56%
10 Years		rr_AverageAnnualReturnYear10	6.84%
USAA World Growth Fund | Inst. Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.31%
Reimbursement From Adviser	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,561
USAA World Growth Fund | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.38%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,657
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA World Growth Fund | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.60%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	13.24%
USAA World Growth Fund | Adviser Shares | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05	10.20%
10 Years		rr_AverageAnnualReturnYear10	6.03%
Since Inception		rr_AverageAnnualReturnSinceInception	12.28%
USAA World Growth Fund | Adviser Shares | Lipper Global Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.86%
5 Years		rr_AverageAnnualReturnYear05	9.09%
10 Years		rr_AverageAnnualReturnYear10	6.10%
Since Inception		rr_AverageAnnualReturnSinceInception	10.75%
USAA Government Securities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Risk Return Summary USAA Government Securities Fund
Objective		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary		rr_ObjectivePrimaryTextBlock	The USAA Government Securities Fund (the Fund) provides investors a high level of current income consistent with preservation of principal.
Expense		rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares and Adviser Shares are based on expenses incurred during the Fund’s most recently completed fiscal year while the annual fund operating expenses for the Institutional Shares are based on estimated expenses for the current fiscal year.

Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its whole portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	15.00%
Expense Example		rr_ExpenseExampleHeading	Example
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and Adviser Shares are not continued beyond one year.

Strategy		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in government securities, including U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); mortgage-backed securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Agricultural Mortgage Corporation (Farmer Mac), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp (Pefco), and the Small Business Administration. This 80% policy may be changed upon at least 60 days’ written notice to shareholders. The Fund has target average maturity of 5-10 years.

Risk		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative		rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk should be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

The Fund is subject to the risk that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. If interest rates increase, the yield of the Fund may increase and the market value of the Fund's securities may decline, adversely affecting the Fund's net asset value (NAV) and total return. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. If interest rates decrease, the yield of the Fund may decrease. In addition, the market value of the Fund's securities may increase, which may increase the Fund's NAV and total return.

In addition, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets.  Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund’s performance.

The Fund is subject to legislative risk, which is the risk that new government policies may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Bar Chart Head		rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2005		rr_AnnualReturn2005	2.71%
Annual Return 2006		rr_AnnualReturn2006	4.17%
Annual Return 2007		rr_AnnualReturn2007	6.29%
Annual Return 2008		rr_AnnualReturn2008	7.24%
Annual Return 2009		rr_AnnualReturn2009	5.47%
Annual Return 2010		rr_AnnualReturn2010	5.42%
Annual Return 2011		rr_AnnualReturn2011	5.96%
Annual Return 2012		rr_AnnualReturn2012	1.96%
Annual Return 2013		rr_AnnualReturn2013	(1.69%)
Annual Return 2014		rr_AnnualReturn2014	4.17%
Bar Chart Closing		rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN 0.83% (6/30/15)
BEST QUARTER*	WORST QUARTER*
3.66% 4th Qtr. 2008	-2.07% 2nd Qtr. 2013

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Year to Date Return, Label		rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.83%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.07%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
USAA Government Securities Fund | Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.16%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.51%
Reimbursement From Adviser		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 640
USAA Government Securities Fund | Fund Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.17%
5 Years		rr_AverageAnnualReturnYear05	3.12%
10 Years		rr_AverageAnnualReturnYear10	4.14%
USAA Government Securities Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.96%
5 Years		rr_AverageAnnualReturnYear05	1.92%
10 Years		rr_AverageAnnualReturnYear10	2.70%
USAA Government Securities Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.34%
5 Years		rr_AverageAnnualReturnYear05	1.93%
10 Years		rr_AverageAnnualReturnYear10	2.65%
USAA Government Securities Fund | Inst. Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Operating Expenses		rr_ExpensesOverAssets	0.69%
Reimbursement From Adviser	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 836
USAA Government Securities Fund | Adviser Shares
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (on shares held less than 60 days) {negatedLabel}		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)		rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.70%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.05%
Reimbursement From Adviser	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Operating Expenses After Reimbursement		rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,255
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Government Securities Fund | Adviser Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.86%
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	none
Since Inception		rr_AverageAnnualReturnSinceInception	1.92%
USAA Government Securities Fund | Adviser Shares | Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.13%
5 Years		rr_AverageAnnualReturnYear05	3.21%
10 Years		rr_AverageAnnualReturnYear10	4.25%
Since Inception		rr_AverageAnnualReturnSinceInception	2.45%
USAA Government Securities Fund | Adviser Shares | Lipper Intermediate U.S. Government Funds Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.08%
5 Years		rr_AverageAnnualReturnYear05	3.72%
10 Years		rr_AverageAnnualReturnYear10	4.27%
Since Inception		rr_AverageAnnualReturnSinceInception	2.70%
[1]	The Adviser has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board and may be changed or terminated by us at any time after August 7, 2016.
[2]	The Adviser has agreed, through August 7, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares and Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.45% and 0.75%, respectively, of the Institutional Shares' and Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board and may be changed or terminated by us at any time after August 7, 2016.